Other (income) and expenses (Tables)	12 Months Ended
Dec. 31, 2024
InterestInOtherEntitiesAbstract [Abstract]
Schedule of other income and other expenses

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Shares received on recognition of contingent asset	—	(18,588)
Revaluation of contingent consideration	(580)	—
Costs related to exit of non-core business	—	5,142
Non-recurring regulatory, professional fees and other	—	3,982
Total other (income) and expenses	(580)	(9,464)